PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of Prepayments and Other Current Assets

	As of December 31,
	2019	2020
	RMB	RMB
Value-added tax deductible (a)	701,407,085	1,228,162,128
Receivables related to At-The-Market offering (b)	—	641,065,394
Deposit for customer duty, bidding and others	257,678,467	308,375,568
Prepayment for income tax	72,143,019	272,139,601
Prepayment of electricity and others	181,596,189	202,359,031
Receivables related to disposal of Property, plant and equipment (c)	—	92,734,513
Loan receivable (d)	91,416,575	75,930,094
Receivables related to discount from a supplier	21,492,474	36,376,908
Receivable of option exercised	40,338,943	9,142,819
Prepaid insurance premium	28,351,182	9,095,273
Rental deposit and prepayment	7,953,767	5,517,324
Employee advances (e)	10,134,076	5,385,718
Prepaid professional service fee	421,502	400,157
Receivable related to disposal of subsidiaries (Note 1)	41,793,099	—
Others	118,755,562	143,495,852
Less: Allowance for doubtful accounts	—	(9,588,242)
Total	1,573,481,940	3,020,592,138
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	In December 2020, the Company completed to sell 5,976,272 ordinary shares (1,494,068 ADSs) through its at-the-market offering and was entitled to receive proceeds of USD98.25 million after deducting commissions and offering expense. All of the proceeds were received subsequently in January 2021.
(c)	Represented the receivables related to the disposition of certain equipment for the purpose of upgrading manufacturing facilities.
(d)	In the year of 2019, Jiangxi Jinko provided one-year intercompany loan of RMB20,000,000 and RMB68,331,364 to Poyang Luohong with the interest rate of 4.35% and 4.35%, respectively. Due to the disposal of Poyang Luohong in 2019 (Note 1), loan receivables including interests with the amount of RMB91,416,575 and RMB75,930,094 were recognized as at December 31, 2019 and 2020. The loan was matured in February 2020 and both parties agreed to extend terms of the loan in 2021 and will be collected before matured.
(e)	As of December 31, 2019 and 2020, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

Summary of the activity in the allowance for credit losses related to prepayments and other current assets

For year ended December 31,
2020
RMB
At beginning of year	—
Impact of adopting ASC Topic 326	4,020,000
Addition	5,568,242
At end of year	9,588,242